Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities Abstract
Accrued Liabilities
9.	Accrued Liabilities
Accrued liabilities consist of the following:

	As of December 31,
	2011	2010
Accrued loan interest and loan fees	$114	$111
Accrued operating expenses	834	—
Accrued voyage expenses and commissions	848	394
Accrued general and administrative expenses	490	393

Total	$2,286	$898